United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4577

(Investment Company Act File Number)

Federated Income Securities Trust
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  4/30/10

Date of Reporting Period:  Quarter ended 7/31/09

Item 1.                      Schedule of Investments

Federated Intermediate Corporate Bond Fund

Portfolio of Investments

July 31, 2009 (unaudited)

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES--0.0%
		Home Equity Loan--0.0%
$55,244	1,2	125 Home Loan Owner Trust 1998-1A, Class M2, 8.25%, 2/15/2029 (IDENTIFIED COST $55,218)	$35,908
		CORPORATE BONDS--84.4%
		Basic Industry - Chemicals--1.4%
1,140,000		Albemarle Corp., Sr. Note, 5.10%, 2/1/2015	1,007,975
1,930,000		Dow Chemical Co., Note, 8.55%, 5/15/2019	2,123,816
400,000		Du Pont (E.I.) de Nemours & Co., 5.00%, 1/15/2013	429,860
660,000		Du Pont (E.I.) de Nemours & Co., 6.00%, 7/15/2018	743,188
675,000		Praxair, Inc., 4.625%, 3/30/2015	715,757
450,000		Rohm & Haas Co., 6.00%, 9/15/2017	429,008
		TOTAL	5,449,604
		Basic Industry - Metals & Mining--3.0%
500,000		Alcoa, Inc., Note, 5.55%, 2/1/2017	456,047
1,110,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 6/1/2019	1,219,794
400,000		ArcelorMittal, 6.125%, 6/1/2018	386,645
1,000,000		BHP Finance (USA), Inc., 5.00%, 12/15/2010	1,042,732
730,000		BHP Finance (USA), Inc., 6.50%, 4/1/2019	838,142
1,500,000		Barrick Gold Corp., 4.875%, 11/15/2014	1,580,205
800,000		Barrick Gold Corp., 6.95%, 4/1/2019	929,383
1,100,000		Newmont Mining Corp., Company Guarantee, 5.875%, 4/1/2035	1,059,465
2,465,000		Rio Tinto Finance USA Ltd., 5.875%, 7/15/2013	2,614,647
705,000		Rio Tinto Finance USA Ltd., 6.50%, 7/15/2018	742,357
500,000		Xstrata Canada Corp., 6.00%, 10/15/2015	459,131
650,000	1,2	Xstrata Finance Canada Ltd., Unsecd. Note, 5.50%, 11/16/2011	653,165
		TOTAL	11,981,713
		Basic Industry - Paper--0.2%
850,000		Westvaco Corp., Sr. Deb., 7.50%, 6/15/2027	727,861
		Capital Goods - Aerospace & Defense--0.5%
555,000	1,2	BAE Systems Holdings, Inc., 4.75%, 8/15/2010	563,614
630,000		Boeing Co., 4.875%, 2/15/2020	641,535
300,000		Embraer Overseas Ltd., Sr. Unsecd. Note, 6.375%, 1/24/2017	292,875
320,000		Lockheed Martin Corp., Sr. Note, 4.121%, 3/14/2013	331,891
		TOTAL	1,829,915
		Capital Goods - Building Materials--0.2%
640,000		RPM International, Inc., 6.50%, 2/15/2018	573,977
		Capital Goods - Construction Machinery--1.1%
4,000,000		Caterpillar, Inc., 7.00%, 12/15/2013	4,491,936
		Capital Goods - Diversified Manufacturing--2.1%
860,000		Briggs & Stratton Corp., Company Guarantee, 8.875%, 3/15/2011	878,275
560,000		Dover Corp., Note, 5.45%, 3/15/2018	588,853
330,000		Emerson Electric Co., 4.875%, 10/15/2019	341,038
510,000		Harsco Corp., 5.75%, 5/15/2018	517,581
650,000		Hubbell, Inc., 5.95%, 6/1/2018	624,561
544,000	1,2	Hutchison Whampoa International Ltd., 6.50%, 2/13/2013	585,220
550,000	1,2	Hutchison Whampoa International Ltd., 7.625%, 4/9/2019	631,042
480,000		Ingersoll-Rand Global Holding Co. Ltd., 6.875%, 8/15/2018	509,106
700,000		Roper Industries, Inc., 6.625%, 8/15/2013	728,987
660,000		Textron Financial Corp., 5.40%, 4/28/2013	557,703
950,000	1,2	Textron Financial Corp., Jr. Sub. Note, 6.00%, 2/15/2067	437,533
865,000		Thomas & Betts Corp., Note, 7.25%, 6/1/2013	889,281
1,060,000		Tyco Electronics Group SA, 5.95%, 1/15/2014	1,030,019
		TOTAL	8,319,199
		Capital Goods - Environmental--0.2%
375,000		Waste Management, Inc., 7.375%, 3/11/2019	425,950
500,000		Waste Management, Inc., 7.375%, 8/1/2010	523,858
		TOTAL	949,808
		Communications - Media & Cable--2.7%
2,770,000		Comcast Corp., Company Guarantee, 6.50%, 1/15/2017	3,063,648
3,080,000		Cox Communications, Inc., 7.125%, 10/1/2012	3,425,219
490,000		Time Warner Cable, Inc., Company Guarantee, 6.75%, 6/15/2039	525,232
320,000		Time Warner Cable, Inc., Company Guarantee, 8.25%, 4/1/2019	389,688
490,000		Time Warner Cable, Inc., Company Guarantee, 8.75%, 2/14/2019	611,668
2,675,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 5.85%, 5/1/2017	2,794,933
		TOTAL	10,810,388
		Communications - Media Noncable--0.3%
1,055,000		News America Holdings, Inc., Sr. Deb., 9.25%, 2/1/2013	1,224,518
10,000		News America, Inc., 6.65%, 11/15/2037	10,371
		TOTAL	1,234,889
		Communications - Telecom Wireless—0.9%
1,300,000		AT&T Wireless Services, Inc., 8.75%, 3/1/2031	1,725,750
800,000		America Movil S.A.B. de C.V., Note, 5.75%, 1/15/2015	818,800
240,000		Vodafone Group PLC, 5.35%, 2/27/2012	255,671
870,000		Vodafone Group PLC, Note, 5.625%, 2/27/2017	932,701
		TOTAL	3,732,922
		Communications - Telecom Wirelines--3.6%
260,000		AT&T, Inc., 6.70%, 11/15/2013	297,274
1,290,000		Alltel Corp., Deb., 6.50%, 11/1/2013	1,444,204
3,000,000		Deutsche Telekom International Finance BV, 4.875%, 7/8/2014	3,076,148
900,000		France Telecom SA, Sr. Unsecd. Note, 5.375%, 7/8/2019	963,768
1,500,000	1,2	KT Corp., Note, 5.875%, 6/24/2014	1,487,497
910,000		Rogers Communications, Inc., 5.50%, 3/15/2014	952,679
900,000		Rogers Communications, Inc., 6.80%, 8/15/2018	1,035,569
1,785,000		Telecom Italia Capital, Note, 4.875%, 10/1/2010	1,823,136
270,000		Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	327,257
1,000,000		Telefonica SA, Sr. Note, 5.855%, 2/4/2013	1,078,774
1,450,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.35%, 4/1/2019	1,641,999
		TOTAL	14,128,305
		Consumer Cyclical - Automotive--1.3%
910,000	1,2	American Honda Finance Corp., 4.625%, 4/2/2013	897,813
2,500,000		DaimlerChrysler North America Holding Corp., 6.50%, 11/15/2013	2,638,239
250,000		Johnson Controls, Inc., Sr. Note, 5.25%, 1/15/2011	255,090
1,500,000	1,2	Nissan Motor Acceptance Corp., 4.625%, 3/8/2010	1,489,642
		TOTAL	5,280,784
		Consumer Cyclical - Entertainment--0.9%
940,000		International Speedway Corp., 5.40%, 4/15/2014	857,186
2,730,000		Time Warner, Inc., 5.50%, 11/15/2011	2,856,364
		TOTAL	3,713,550
		Consumer Cyclical - Lodging--0.1%
450,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.00%, 12/1/2016	382,465
		Consumer Cyclical - Retailers--2.2%
560,000		Best Buy Co., Inc., Sr. Unsecd. Note, 6.75%, 7/15/2013	587,433
384,355	1,2	CVS Caremark Corp., Pass Thru Cert., 5.298%, 1/11/2027	332,821
375,000		CVS Caremark Corp., Sr. Note, 5.75%, 8/15/2011	399,992
905,000		CVS Caremark Corp., Sr. Unsecd. Note, 5.75%, 6/1/2017	970,162
650,000		Costco Wholesale Corp., 5.30%, 3/15/2012	705,235
250,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 5.75%, 2/15/2018	229,352
5,000,000		Wal-Mart Stores, Inc., Sr. Unsecd. Note, 5.80%, 2/15/2018	5,592,503
		TOTAL	8,817,498
		Consumer Cyclical - Services--0.6%
2,025,000		Boston University, 7.625%, 7/15/2097	2,284,593
		Consumer Non-Cyclical Food/Beverage--4.1%
1,800,000	1,2	Bacardi Ltd., Sr. Note, 7.45%, 4/1/2014	1,961,852
1,500,000		Bottling Group LLC, Company Guarantee, 6.95%, 3/15/2014	1,760,495
380,000		Coca-Cola Enterprises, Inc., 4.25%, 3/1/2015	399,212
3,000,000		Diageo Capital PLC, Company Guarantee, 7.375%, 1/15/2014	3,475,097
5,000		Grand Metropolitan Investment Corp., Company Guarantee, 9.00%, 8/15/2011	5,658
335,000		Kellogg Co., Sr. Unsub., 5.125%, 12/3/2012	362,373
3,000,000		Kraft Foods, Inc., 5.625%, 11/1/2011	3,249,181
1,300,000		Kraft Foods, Inc., Sr. Unsecd. Note, 6.125%, 2/1/2018	1,434,639
240,000		PepsiCo, Inc., 4.65%, 2/15/2013	256,517
500,000		Sysco Corp., Sr. Note, 5.375%, 3/17/2019	536,598
505,000		Sysco Corp., Sr. Unsecd. Note, 4.20%, 2/12/2013	522,460
2,000,000		The Coca-Cola Co., 4.875%, 3/15/2019	2,108,796
		TOTAL	16,072,878
		Consumer Non-Cyclical Health Care--0.7%
400,000		Baxter International, Inc., 6.25%, 12/1/2037	450,862
760,000	1,2	CareFusion Corp., 6.375%, 8/1/2019	804,257
540,000		Covidien International Finance SA, 6.55%, 10/15/2037	618,963
160,000		Express Scripts, Inc., Sr. Unsecd. Note, 7.25%, 6/15/2019	185,938
820,000		Thermo Electron Corp., Sr. Unsecd. Note, 5.00%, 6/1/2015	830,758
		TOTAL	2,890,778
		Consumer Non-Cyclical Pharmaceuticals--1.5%
1,500,000		Eli Lilly & Co., 4.20%, 3/6/2014	1,596,689
3,700,000		Pfizer, Inc., Sr. Unsecd. Note, 6.20%, 3/15/2019	4,222,513
		TOTAL	5,819,202
		Consumer Non-Cyclical Products--0.4%
670,000		Philips Electronics NV, 4.625%, 3/11/2013	686,276
800,000		Whirlpool Corp., 5.50%, 3/1/2013	770,862
		TOTAL	1,457,138
		Consumer Non-Cyclical Supermarkets--0.1%
300,000		Kroger Co., Bond, 6.90%, 4/15/2038	342,368
		Consumer Non-Cyclical Tobacco--0.5%
1,010,000		Altria Group, Inc., 9.25%, 8/6/2019	1,225,911
730,000		Philip Morris International, Inc., 5.65%, 5/16/2018	780,153
		TOTAL	2,006,064
		Energy - Independent--1.6%
700,000		Anadarko Finance Co., 6.75%, 5/1/2011	742,765
1,500,000		Canadian Natural Resources Ltd., 4.90%, 12/1/2014	1,567,889
500,000		Devon Energy Corp., 6.30%, 1/15/2019	547,261
650,000		EOG Resources, Inc., Note, 5.625%, 6/1/2019	711,123
170,000		Pemex Project Funding Master, 5.75%, 12/15/2015	169,522
1,350,000		Pemex Project Funding Master, Company Guarantee, 9.125%, 10/13/2010	1,468,578
180,000	1,2	Ras Laffan Liquified Natural Gas, 3.437%, 9/15/2009	179,733
471,545	1,2	Tengizchevroil LLP, Series 144A, 6.124%, 11/15/2014	443,253
240,000		XTO Energy, Inc., 6.75%, 8/1/2037	270,688
355,000		XTO Energy, Inc., Sr. Unsecd. Note, 6.25%, 8/1/2017	386,801
		TOTAL	6,487,613
		Energy - Integrated--1.7%
10,000		BP Amoco PLC, Deb., 9.125%, 3/1/2011	11,242
2,000,000		Conoco, Inc., 7.25%, 10/15/2031	2,300,166
1,270,000		Hess Corp., 7.00%, 2/15/2014	1,406,119
200,000		Husky Energy, Inc., 5.90%, 6/15/2014	215,264
1,000,000		Husky Oil Ltd., Deb., 7.55%, 11/15/2016	1,049,064
582,295	1,2	Qatar Petroleum, 5.579%, 5/30/2011	596,652
1,100,000	1,2	StatoilHydro ASA, 5.125%, 4/30/2014	1,177,507
		TOTAL	6,756,014
		Energy - Oil Field Services--0.4%
700,000		Weatherford International Ltd., 6.00%, 3/15/2018	714,955
500,000		Weatherford International Ltd., 9.875%, 3/1/2039	653,726
		TOTAL	1,368,681
		Energy - Refining--0.5%
1,260,000		Premcor Refining Group, Inc., 6.125%, 5/1/2011	1,307,428
200,000		Valero Energy Corp., 9.375%, 3/15/2019	233,894
500,000		Valero Energy Corp., Note, 4.75%, 4/1/2014	493,977
		TOTAL	2,035,299
		Financial Institution - Banking--19.4%
1,200,000		Astoria Financial Corp., Note, 5.75%, 10/15/2012	1,087,352
10,000,000		Bank of America Corp., Sr. Note, 5.375%, 6/15/2014	10,097,475
1,900,000		Bank of America Corp., Sr. Unsecd. Note, 5.75%, 12/1/2017	1,834,389
3,550,000		Bank of America Corp., Sr. Unsecd. Note, 6.50%, 8/1/2016	3,617,860
1,700,000	1,2	Barclays Bank PLC, 5.926%, 12/31/2049	1,028,500
1,180,000	3	Bear Stearns Cos., Inc., Sr. Unsecd. Note, 5.70%, 11/15/2014	1,257,324
250,000		Capital One Bank, Sub., 8.80%, 7/15/2019	267,459
1,450,000		Capital One Financial Corp., Sr. Note, 7.375%, 5/23/2014	1,579,361
2,000,000		Chase Manhattan Corp., Sub. Note, 7.875%, 6/15/2010	2,104,785
1,740,000		Citigroup, Inc., Sr. Unsecd. Note, 6.875%, 3/5/2038	1,566,758
1,093,000		Colonial BancGroup, Inc., Note, 6.375%, 12/1/2015	324,148
1,610,000		Credit Suisse (USA), Inc., Sr. Note, 5.50%, 8/16/2011	1,707,866
2,800,000		First Union Institutional Capital I, Bond, 8.04%, 12/1/2026	2,324,000
9,000,000		Goldman Sachs Group, Inc., 6.60%, 1/15/2012	9,776,800
2,000,000		HSBC Holdings PLC, Sub. Note, 5.25%, 12/12/2012	2,109,111
1,200,000		Hudson United Bancorp, 7.00%, 5/15/2012	1,256,084
1,510,000		J.P. Morgan Chase & Co., Sr. Note, 6.00%, 1/15/2018	1,609,350
1,000,000		J.P. Morgan Chase & Co., Sr. Unsecd. Note, 6.30%, 4/23/2019	1,091,696
7,400,000		J.P. Morgan Chase & Co., Sub. Note, 6.75%, 2/1/2011	7,872,219
1,040,000		M & T Bank Corp., 5.375%, 5/24/2012	1,024,245
1,165,000		Manufacturers & Traders Trust Co., Sub. Note, 5.629%, 12/1/2021	861,818
2,000,000		Marshall & Ilsley Bank, Milwaukee, Sr. Note, 4.40%, 3/15/2010	2,001,651
335,000		Merrill Lynch & Co., Inc., Note, 4.125%, 9/10/2009	336,103
1,000,000		Merrill Lynch & Co., Inc., Unsecd. Note, 5.45%, 7/15/2014	1,030,681
400,000		Morgan Stanley, Sr. Unsecd. Note, 5.95%, 12/28/2017	413,807
610,000		Morgan Stanley, Sr. Unsecd. Note, 6.00%, 4/28/2015	641,586
4,810,000		Morgan Stanley, Sr. Unsecd. Note, 6.625%, 4/1/2018	5,183,818
250,000		Northern Trust Corp., 4.625%, 5/1/2014	264,451
610,000		Northern Trust Corp., Sr. Note, 5.30%, 8/29/2011	651,807
400,000		PNC Funding Corp., Sr. Note, 5.125%, 12/14/2010	413,465
160,000		PNC Funding Corp., Sub. Note, 5.625%, 2/1/2017	157,032
1,000,000		PNC Funding Corp., Sub. Note, 7.50%, 11/1/2009	1,013,107
3,797,787	1,2	Regional Diversified Funding, 9.25%, 3/15/2030	1,907,363
1,460,000		Sovereign Bancorp, Inc., Sr. Note, 4.80%, 9/1/2010	1,458,058
620,000		State Street Bank and Trust Co., Sub. Note, 5.30%, 1/15/2016	633,952
380,000		State Street Corp., Sr. Note, 4.30%, 5/30/2014	395,125
1,500,000		Wachovia Bank N.A., 4.80%, 11/1/2014	1,469,722
870,000		Wachovia Corp., 5.75%, 2/1/2018	900,541
1,550,000		Wells Fargo Bank, N.A., Sub. Note, 6.45%, 2/1/2011	1,636,780
900,000		Wilmington Trust Corp., Sub. Note, 8.50%, 4/2/2018	862,511
396,935	1,2	World Financial, Pass Thru Cert., Series 96 WFP, 6.91%, 9/1/2013	386,340
1,230,000		Zions Bancorp, Sub. Note, 5.50%, 11/16/2015	810,106
		TOTAL	76,966,606
		Financial Institution - Brokerage--3.6%
2,210,000		Blackrock, Inc., 6.25%, 9/15/2017	2,379,675
1,000,000		Charles Schwab Corp., Sr. Unsecd. Note, 4.95%, 6/1/2014	1,038,317
550,000		Eaton Vance Corp., 6.50%, 10/2/2017	547,286
3,000,000	1,2	FMR Corp., 4.75%, 3/1/2013	2,957,186
900,000	1,2	FMR Corp., Bond, 7.57%, 6/15/2029	808,824
2,550,000		Invesco Ltd., Note, 4.50%, 12/15/2009	2,561,149
320,000		Janus Capital Group, Inc., Sr. Note, 6.50%, 6/15/2012	310,723
885,000		Janus Capital Group, Inc., Sr. Note, 6.95%, 6/15/2017	792,798
1,840,000		Jefferies Group, Inc., Sr. Unsecd. Note, 8.50%, 7/15/2019	1,905,298
700,000	4,5	Lehman Brothers Holdings, Inc., 5.75%, 5/17/2013	124,250
940,000	4,5	Lehman Brothers Holdings, Inc., 7.875%, 8/15/2010	166,850
390,000		Nuveen Investments, 5.00%, 9/15/2010	382,200
390,000		Nuveen Investments, 5.50%, 9/15/2015	216,450
		TOTAL	14,191,006
		Financial Institution - Finance Noncaptive--9.0%
3,465,000		American Express Co., Sr. Unsecd. Note, 8.125%, 5/20/2019	3,886,581
4,000,000		American Express Credit Corp., 5.875%, 5/2/2013	4,125,298
1,000,000		American General Finance Corp., 4.00%, 3/15/2011	702,531
1,000,000		American International Group, Inc., Sr. Note, 4.70%, 10/1/2010	861,250
6,000,000		Berkshire Hathaway, Inc., Company Guarantee, 5.00%, 8/15/2013	6,349,335
1,180,000		Capital One Capital IV, 6.745%, 2/17/2037	851,645
680,000		Capital One Capital V, 10.25%, 8/15/2039	696,875
830,000		Capmark Financial Group, Inc., Company Guarantee, Series WI, 8.30%, 5/10/2017	191,711
6,000,000		General Electric Capital Corp., 4.80%, 5/1/2013	6,197,233
4,540,000		General Electric Capital Corp., 5.625%, 5/1/2018	4,552,931
2,500,000		General Electric Capital Corp., 6.875%, 1/10/2039	2,457,660
2,100,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	1,165,500
660,000		HSBC Finance Corp., 4.75%, 4/15/2010	672,455
1,100,000		HSBC Finance Corp., 5.00%, 6/30/2015	1,100,611
500,000	1,2	ILFC E-Capital Trust I, 5.90%, 12/21/2065	162,500
1,535,000		International Lease Finance Corp., 4.875%, 9/1/2010	1,314,344
500,000	1,2	Lukoil International Finance BV, 6.356%, 6/7/2017	462,500
		TOTAL	35,750,960
		Financial Institution - Insurance - Health--1.7%
300,000		Aetna US Healthcare, 5.75%, 6/15/2011	314,492
1,500,000		Anthem, Inc., 6.80%, 8/1/2012	1,627,999
555,000		CIGNA Corp., 6.35%, 3/15/2018	509,237
1,000,000		UnitedHealth Group, Inc., Bond, 6.00%, 2/15/2018	1,024,658
3,000,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 5.50%, 11/15/2012	3,175,030
		TOTAL	6,651,416
		Financial Institution - Insurance - Life--2.0%
1,790,000	1,2	Massachusetts Mutual Life Insurance Co., Sub. Note, 8.875%, 6/1/2039	1,921,551
1,640,000		MetLife, Inc., 6.75%, 6/1/2016	1,790,050
280,000		MetLife, Inc., Jr. Sub. Note, 10.75%, 8/1/2069	305,899
735,000	1,2	Pacific Life Global Funding, Note, 5.15%, 4/15/2013	740,003
1,140,000		Prudential Financial, Inc., 5.15%, 1/15/2013	1,151,048
400,000		Prudential Financial, Inc., 6.625%, 12/1/2037	376,489
380,000		Prudential Financial, Inc., Sr. Note, 7.375%, 6/15/2019	405,936
1,150,000	1,2	Union Central Life Insurance Co., Note, 8.20%, 11/1/2026	1,070,753
		TOTAL	7,761,729
		Financial Institution - Insurance - P&C--2.0%
630,000		ACE INA Holdings, Inc., 5.60%, 5/15/2015	663,588
940,000		ACE INA Holdings, Inc., Sr. Note, 5.70%, 2/15/2017	984,533
190,000		CNA Financial Corp., 6.50%, 8/15/2016	156,594
475,000		CNA Financial Corp., Note, 6.00%, 8/15/2011	461,115
190,000		Chubb Corp., Sr. Note, 5.75%, 5/15/2018	202,997
630,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016	561,994
1,400,000	1,2	Liberty Mutual Group, Inc., Unsecd. Note, 5.75%, 3/15/2014	1,184,007
750,000		Loews Corp., Deb., 8.875%, 4/15/2011	809,866
720,000	1,2	TIAA Global Markets, Inc., 4.95%, 7/15/2013	756,817
350,000		The Travelers Cos., Inc., Bond, 6.25%, 3/15/2067	299,868
200,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.50%, 12/1/2015	208,780
2,000,000	1,2	ZFS Finance USA Trust I, Jr. Sub. Note, 6.15%, 12/15/2065	1,770,000
		TOTAL	8,060,159
		Financial Institution - REITs--1.6%
300,000		AMB Property LP, 6.30%, 6/1/2013	277,240
430,000		Equity One, Inc., Bond, 6.00%, 9/15/2017	353,026
425,000		Liberty Property LP, 6.625%, 10/1/2017	377,150
860,000		Prologis, Note, 5.25%, 11/15/2010	839,845
660,000		Prologis, Sr. Note, 5.50%, 4/1/2012	624,136
400,000		Simon Property Group LP, 6.125%, 5/30/2018	387,938
1,990,000		Simon Property Group LP, 6.75%, 5/15/2014	2,072,410
1,300,000		Simon Property Group, Inc., Note, 4.875%, 8/15/2010	1,319,830
		TOTAL	6,251,575
		Municipal Services--0.3%
560,000	1,2	Army Hawaii Family Housing, 5.524%, 6/15/2050	382,805
970,000	1,2	Camp Pendleton & Quantico Housing LLC, 5.572%, 10/1/2050	671,832
		TOTAL	1,054,637
		Sovereign--0.6%
2,100,000		Corp Andina De Fomento, Bond, 7.375%, 1/18/2011	2,215,271
		Technology--3.1%
350,000		BMC Software, Inc., 7.25%, 6/1/2018	357,246
375,000		Dell Computer Corp., Deb., 7.10%, 4/15/2028	395,048
550,000		Dun & Bradstreet Corp., Sr. Unsecd. Note, 5.50%, 3/15/2011	561,471
1,650,000		Fiserv, Inc., Sr. Note, 6.80%, 11/20/2017	1,753,722
1,600,000		Harris Corp., 5.95%, 12/1/2017	1,693,095
680,000		Hewlett-Packard Co., Note, 5.40%, 3/1/2017	739,755
4,160,000		IBM Corp., Sr. Note, 5.70%, 9/14/2017	4,574,616
520,000		Intuit, Inc., Sr. Note, 5.40%, 3/15/2012	532,772
580,000		KLA-Tencor Corp., 6.90%, 5/1/2018	565,922
970,000		Oracle Corp., 6.50%, 4/15/2038	1,129,158
		TOTAL	12,302,805
		Transportation - Airlines--0.2%
500,000		Southwest Airlines Co., 6.50%, 3/1/2012	519,808
425,000		Southwest Airlines Co., Deb., 7.375%, 3/1/2027	387,358
		TOTAL	907,166
		Transportation - Railroads--0.4%
250,000		Burlington Northern Santa Fe Corp., 4.875%, 1/15/2015	254,148
651,957		Burlington Northern Santa Fe Corp., Pass Thru Cert., 7.57%, 1/2/2021	751,342
300,000	1,2	Norfolk Southern Corp., 5.75%, 1/15/2016	315,816
230,000		Norfolk Southern Corp., Note, 6.75%, 2/15/2011	244,046
30,000		Union Pacific Corp., 4.875%, 1/15/2015	31,143
		TOTAL	1,596,495
		Transportation - Services--0.4%
835,000	1,2	Enterprise Rent-A-Car USA Finance Co., 6.375%, 10/15/2017	781,834
700,000		Ryder System, Inc., 5.95%, 5/2/2011	727,457
		TOTAL	1,509,291
		Utility - Electric--4.9%
1,250,000		Appalachian Power Co., Sr. Unsecd. Note, 7.95%, 1/15/2020	1,514,618
450,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036	463,148
1,470,000		Commonwealth Edison Co., 1st Mtg. Bond, 5.80%, 3/15/2018	1,584,964
420,000		Consolidated Edison Co., Sr. Unsecd. Note, 5.50%, 9/15/2016	445,623
830,000		Consolidated Edison Co., Sr. Unsecd. Note, 6.65%, 4/1/2019	962,560
3,000,000		Dominion Resources, Inc., 8.875%, 1/15/2019	3,831,444
160,000		Duke Energy Indiana, Inc., 1st Mtg. Bond, 6.35%, 8/15/2038	185,492
770,000	1,2	Electricite De France, 5.50%, 1/26/2014	828,835
1,500,000		Enersis S.A., Note, 7.40%, 12/1/2016	1,585,530
390,000		FPL Group Capital, Inc., 7.875%, 12/15/2015	469,287
991,667	1,2	Great River Energy, 1st Mtg. Note, 5.829%, 7/1/2017	1,010,536
665,000	1,2	Korea Hydro & Nuclear Power Co. Ltd., Sr. Unsecd. Note, 6.25%, 6/17/2014	687,577
1,500,000		MidAmerican Energy Holdings Co., Sr. Unsecd. Note, 5.95%, 5/15/2037	1,591,334
375,000		National Rural Utilities Cooperative Finance Corp., 5.45%, 2/1/2018	386,424
730,000		National Rural Utilities Cooperative Finance Corp., Collateral Trust, 5.50%, 7/1/2013	784,246
535,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.00%, 12/15/2036	487,705
620,000		PSI Energy, Inc., Bond, 6.05%, 6/15/2016	657,711
810,000		Progress Energy, Inc., 7.05%, 3/15/2019	927,338
740,000		Union Electric Co., 6.00%, 4/1/2018	763,476
130,000		Virginia Electric & Power Co., Sr. Unsecd. Note, 5.10%, 11/30/2012	140,710
		TOTAL	19,308,558
		Utility - Natural Gas Distributor--0.8%
510,000		Atmos Energy Corp., 5.125%, 1/15/2013	516,944
250,000		Atmos Energy Corp., 8.50%, 3/15/2019	305,750
2,000,000		Sempra Energy, Sr. Unsecd. Note, 6.50%, 6/1/2016	2,211,808
		TOTAL	3,034,502
		Utility - Natural Gas Pipelines--1.6%
740,000		Consolidated Natural Gas Co., 5.00%, 12/1/2014	771,606
965,000		Duke Capital Corp., Sr. Note, 6.25%, 2/15/2013	1,019,709
890,000		Enbridge, Inc., Sr. Note, 5.60%, 4/1/2017	898,889
170,000		Enterprise Products Operating LLC, 4.60%, 8/1/2012	175,162
1,230,000		Enterprise Products Operating LLC, Company Guarantee, 9.75%, 1/31/2014	1,477,779
1,400,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/15/2035	1,326,551
730,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.85%, 2/15/2020	812,090
		TOTAL	6,481,786
		TOTAL CORPORATE BONDS (IDENTIFIED COST $328,076,705)	333,989,404
		GOVERNMENTS/AGENCIES--1.7%
		Sovereign--1.7%
2,500,000		Brazil, Government of, Note, 6.00%, 1/17/2017	2,607,825
3,000,000		Mexico, Government of, Note, 5.625%, 1/15/2017	3,120,000
1,000,000		Sweden, Government of, 10.25%, 11/1/2015	1,102,776
		TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $6,259,859)	6,830,601
		U.S. TREASURY--2.0%
1,000,000		United States Treasury Note, 2.75%, 2/15/2019	941,259
7,000,000		United States Treasury Note, 3.25%, 5/31/2016	7,074,741
		TOTAL U.S. TREASURY (IDENTIFIED COST $7,971,264)	8,016,000
		MUTUAL FUND—11.3%
44,885,327	6,7	Prime Value Obligations Fund, Institutional Shares, 0.51% (AT NET ASSET VALUE)

44,885,327

TOTAL INVESTMENTS – 99.4%
(IDENTIFIED COST $387,248,373)8

393,757,240

OTHER ASSETS AND LIABILITIES – NET – 0.6%9

2,271,277

TOTAL NET ASSETS – 100%

$
396,028,517

1
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2009, these restricted securities amounted to $32,113,088, which represented 8.1% of total net assets.

2
Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2009, these liquid restricted securities amounted to $32,113,088, which represented 8.1% of total net assets.

3	JPMorgan Chase & Co. has fully and unconditionally guaranteed Bear Stearns’ outstanding registered debt securities.
4	Non-income producing security.
5	Issuer in default.
6	Affiliated company.
7	7-Day net yield.
8
At July 31, 2009, the cost of investments for federal tax purposes was $387,248,373. The net unrealized appreciation of investments for federal tax purposes was $6,508,867. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $19,382,707 and net unrealized depreciation from investments for those securities having an excess of cost over value of $12,873,840.

9	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2009.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
•	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by Trustees.
•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
•	Shares of other mutual funds are valued based upon their reported NAVs.
•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures
The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs
	Level 1 – Quoted Prices and Investments in Mutual Funds	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Debt Securities
Asset-Backed Securities	$---	$35,908	$---	$35,908
Corporate Bonds	---	333,989,404	---	333,989,404
Governments/Agencies	---	6,830,601	---	6,830,601
U.S. Treasury	---	8,016,000	---	8,016,000
Mutual Fund	44,885,327	---	---	44,885,327
Total Securities	$44,885,327	$348,871,913	$---	$393,757,240

The following acronym is used throughout this portfolio:

REITs	--Real Estate Investment Trusts

Federated Short-Term Income Fund

Portfolio of Investments

July 31, 2009 (unaudited)

Principal Amount or Shares			Value
		ADJUSTABLE RATE MORTGAGES--2.5%
		Federal Home Loan Mortgage Corporation--0.5%
$32,388	1	FHLMC ARM 390260, 3.333%, 10/01/2030	$32,988
165,400	1	FHLMC ARM 420173, 5.750%, 4/01/2030	170,982
12,243	1	FHLMC ARM 420196, 5.312%, 11/01/2030	12,656
50,094	1	FHLMC ARM 606116, 30 Year, 4.227%, 9/1/2019	50,943
1,282,112	1	FHLMC ARM 780443, 3.593%, 3/01/2033	1,309,941
57,603	1	FHLMC ARM 785167, 3.999%, 12/01/2018	58,485
		TOTAL	1,635,995
		Federal National Mortgage Association--2.0%
60,745	1	FNMA ARM 316302, 6.825%, 11/01/2018	62,719
1,155,630	1	FNMA ARM 544843, 3.635%, 10/01/2027	1,193,418
772,712	1	FNMA ARM 544852, 3.207%, 4/01/2028	798,673
792,580	1	FNMA ARM 544884, 3.184%, 5/01/2034	819,330
1,497,208	1	FNMA ARM 556379, 2.610%, 5/01/2040	1,504,143
414,357	1	FNMA ARM 556388, 2.610%, 5/01/2040	416,173
2,324,275	1	FNMA ARM 618128, 2.630%, 8/01/2033	2,373,609
		TOTAL	7,168,065
		Government National Mortgage Association--0.0%
25,997	1	GNMA ARM 8902, 30 Year, 4.375%, 1/20/2022	27,056
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $8,742,880)	8,831,116
		ASSET-BACKED SECURITIES --33.8%
		Auto Receivables--16.8%
2,954,125		Americredit Automobile Receivables Trust 2005-CF, Class A4, 4.63%, 6/6/2012	2,956,355
530,645		Americredit Automobile Receivables Trust 2007-BF, Class A3A, 5.16%, 4/6/2012	535,667
3,688,901	1	Americredit Automobile Receivables Trust 2005-BM, Class A4, 0.384%, 5/6/2012	3,579,531
1,250,000		Americredit Prime Automobile Receivables Trust 2007-1, Class B, 5.35%, 9/9/2013	1,176,702
1,316,332	1	BMW Vehicle Lease Trust 2007-1, Class A3B, 0.528%, 8/15/2013	1,314,585
4,000,000		BMW Vehicle Lease Trust 2009-1, Class A3, 2.91%, 3/15/2012	4,019,580
2,916,988	1	Capital One Auto Finance Trust 2005-C, Class A4B, 0.328%, 6/15/2012	2,851,156
1,543,869	1	Capital One Auto Finance Trust 2006-A, Class A4, 0.298%, 12/15/2012	1,487,795
3,279,873	1	Capital One Auto Finance Trust 2007-B, Class A3A, 5.03%, 4/15/2012	3,272,229
3,594,214	1	Capital One Auto Finance Trust 2007-C, Class A3B, 0.798%, 4/16/2012	3,536,863
276,360	1	Fifth Third Auto Trust 2008-1, Class A2B, 1.538%, 2/15/2011	276,514
949,885	1	Harley-Davidson Motorcycle Trust 2007-3, Class A3, 0.638%, 6/15/2012	938,551
174,205		Harley-Davidson Motorcycle Trust 2006-3, Class A3, 5.24%, 1/15/2012	175,738
1,400,000	1	Harley-Davidson Motorcycle Trust 2006-3, Class A4, 5.22%, 6/15/2013	1,417,106
2,000,000		Harley-Davidson Motorcycle Trust 2006-3, Class B, 5.43%, 11/15/2014	1,835,892
2,750,000	1	Harley-Davidson Motorcycle Trust 2009-2, Class A3, 2.62%, 3/15/2014	2,745,140
499,600		Household Automotive Trust 2007-1, Class A3, 5.30%, 11/17/2011	508,092
2,750,000	1,2,3	Huntington Auto Trust 2008-1, Class A3B, 1.788%, 4/16/2012	2,752,267
54,827		Hyundai Auto Receivables Trust 2005-A, Class C, 4.22%, 2/15/2012	54,892
377,808		Hyundai Auto Receivables Trust 2006-A, Class C, 5.34%, 11/15/2012	379,024
3,000,000		Hyundai Auto Receivables Trust 2006-B, Class A4, 5.15%, 5/15/2013	3,130,448
792,249		Hyundai Auto Receivables Trust 2006-B, Class B, 5.19%, 5/15/2013	819,331
933,490		Hyundai Auto Receivables Trust 2006-B, Class C, 5.25%, 5/15/2013	906,069
1,306,273		Hyundai Auto Receivables Trust 2008-A, Class A2, 4.16%, 5/16/2011	1,317,187
1,105,486		Long Beach Auto Receivables Trust 2005-A, Class A4, 4.25%, 4/15/2012	1,073,884
594,757		Navistar Financial Corp. Owner Trust 2005-A, Class A4, 4.43%, 1/15/2014	597,281
2,500,000		Nissan Auto Lease Trust 2009-A, Class A3, 2.92%, 12/15/2011	2,491,313
1,000,000		Nissan Auto Receivables Owner Trust 2008-A, Class A3, 3.89%, 8/15/2011	1,014,008
2,750,000		USAA Auto Owner Trust 2008-2, Class A3, 4.64%, 10/15/2012	2,833,455
1,000,000		USAA Auto Owner Trust 2009-1, Class A3, 3.02%, 6/17/2013	1,016,696
2,000,000		USAA Auto Owner Trust 2009-1, Class A4, 4.77%, 9/15/2014	2,035,486
1,000,000		Volkswagen Auto Loan Enhanced Trust 2008-1, Class A3, 4.50%, 7/20/2012	1,018,934
1,500,000	2,3	Wachovia Auto Loan Owner Trust 2006-1, Class B, 5.15%, 7/20/2012	1,430,694
239,347		Wachovia Auto Loan Owner Trust 2008-1, Class A2A, 4.04%, 3/21/2011	240,542
478,695	1	Wachovia Auto Loan Owner Trust 2008-1, Class A2B, 1.138%, 3/21/2011	478,651
1,542,651		World Omni Automobile Receivables Trust 2007-B, Class A3A, 5.28%, 1/17/2012	1,576,127
2,000,000	1	World Omni Automobile Receivables Trust 2008-A, Class A3B, 1.588%, 10/15/2012	1,983,471
		TOTAL	59,777,256
		Credit Card--12.6%
1,250,000	1	American Express Credit Account Master Trust 2005-5A, Class A, 0.328%, 2/15/2013	1,236,019
3,750,000	1,2,3	American Express Credit Account Master Trust 2006-B, Class B, 0.438%, 8/15/2013	3,575,011
1,500,000	1	American Express Credit Account Master Trust 2007-6, Class B, 0.388%, 1/15/2013	1,451,457
1,800,000	1	American Express Credit Account Master Trust 2008-3 A, Class A, 1.238%, 8/15/2012	1,800,850
1,405,000	1	American Express Credit Account Master Trust, Class A, 0.378%, 3/15/2012	1,405,587
1,000,000	1	American Express Credit Account Master Trust, Class B, 0.408%, 10/15/2012	981,667
1,000,000	1	American Express Issuance Trust 2007-1 A, 9/15/2011, Class A, 0.488%, 9/15/2011	991,785
1,000,000		Bank One Issuance Trust 2004-B2, Class B2, 4.37%, 4/15/2012	1,001,211
2,000,000		Bank of America Credit Card Trust 2007-A8, Class A8, 5.59%, 11/17/2014	2,113,016
2,500,000	1	Bank of America Credit Card Trust 2007-B1 B1, Class B1, 0.368%, 6/15/2012	2,458,279
550,000	1	Bank of America Credit Card Trust 2007-B5 B5, Class B5, 0.888%, 3/15/2012	546,678
1,000,000	1	Bank of America Credit Card Trust 2007-C1, Class C1, 0.578%, 6/15/2014	892,668
2,000,000		Bank of America Credit Card Trust 2008-A9, Class A9, 4.07%, 7/16/2012	2,023,343
2,000,000		Capital One Multi Asset Execution Trust 2007-B3, Class B3, 5.05%, 3/15/2013	1,983,872
1,830,000		Capital One Multi-Asset Execution Trust 2004-B6, Class B6, 4.15%, 7/16/2012	1,833,924
2,500,000	1	Chase Issuance Trust 2006-B2, Class B, 0.388%, 10/15/2012	2,428,108
2,000,000	1	Chase Issuance Trust Class A 2007-A14, Class A, 0.538%, 9/15/2011	2,000,686
1,500,000	1	Chase Issuance Trust Class C1 2005-C1, Class C1, 0.658%, 11/15/2012	1,456,437
2,196,000		Citibank Credit Card Issuance Trust 2001-A4, Class A4, 5.375%, 4/10/2013	3,069,102
1,560,000		Citibank Credit Card Issuance Trust 2007-B2, Class B2, 5.00%, 4/2/2012	1,559,548
2,500,000	1	Citibank Credit Card Issuance Trust 2007-B5, Class B5, 0.921%, 11/7/2014	2,245,984
2,427,000		Citibank Credit Card Issuance Trust 2007-B6, Class B6, 5.00%, 11/8/2012	2,390,234
3,000,000	1	National City Credit Card Master Trust 2005-1, Class A, 0.338%, 8/15/2012	2,948,365
1,000,000	1	National City Credit Card Master Trust 2005-1, Class B, 0.478%, 8/15/2012	933,082
1,500,000	1	National City Credit Card Master Trust 2008-3, Class A, 2.088%, 5/15/2013	1,470,390
		TOTAL	44,797,303
		Equipment Lease--0.7%
1,000,000	1	CNH Equipment Trust 2008-B, Class A4B, 2.188%, 12/15/2014	991,874
1,105,542	1,2	Green Tree Recreational Equipment & Consumer Trust (Series 2008-REC1), Class A1, 9.50%, 3/25/2025	1,050,265
503,013		John Deere Owner Trust 2007-A, Class A3, 5.04%, 7/15/2011	505,552
		TOTAL	2,547,691
		Home Equity Loan—3.3%
55,244	1,2	125 Home Loan Owner Trust 1998-1A, Class M2, 8.25%, 2/15/2029	35,908
1,440,000	1	Asset Backed Funding Certificate 2005-OPT1, Class A2C, 0.645%, 7/25/2035	990,617
1,516,597	1	Asset Backed Funding Certificates 2006-OPT1, Class A3B, 0.375%, 9/25/2036	1,360,785
20,666	1	ContiMortgage Home Equity Loan Trust 1996-4, Class A10, 0.768%, 1/15/2028	13,709
1,115,568	1	Fifth Third Home Equity Loan Trust 2003-1, Class A, 0.538%, 9/20/2023	549,165
135,477	1	First Franklin Mortgage Loan Asset Backed Certificates 2005-FF12, Class A2B, 0.545%, 11/25/2036	102,565
2,470,290		Green Tree Home Improvement Loan Trust 1997-C, Class HEB2, 7.59%, 8/15/2028	1,185,256
1,000,000	1	Morgan Stanley ABS Capital I 2004-OP1, Class M3, 0.965%, 11/25/2034	577,320
1,632,749	1	Morgan Stanley Capital Inc. 2006-NC4, Class A2B, 0.375%, 6/25/2036	1,528,323
328,248	1,2,4	NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	31,594
398,999		New Century Home Equity Loan Trust 2003-5, Class AI4, 4.76%, 11/25/2033	375,930
1,685,733	1	Opteum Mortgage Acceptance Corp. 2005-5, Class 2A1B, 5.64%, 12/25/2035	1,408,098
613,709	1	Popular ABS Mortgage Pass-Through Trust 2005-3, Class AF3, 4.435%, 7/25/2035	574,322
218,302	1,2,3	Quest Trust 2004 - X1, Class A, 0.615%, 3/25/2034	156,212
293,658	1	Saxon Asset Securities Trust 2006-2, Class A3B, 0.375%, 9/25/2036	283,750
2,736,298	1	Structured Asset Securities Corp. 2006-WF1, Class A4, 0.455%, 2/25/2036	2,500,607
1,519,279	2,4	Washington Mutual Asset-Backed Certificates NIM Notes 2007-WM1, Class N1, 6.75%, 1/25/2047	760
		TOTAL	11,674,921
		Manufactured Housing--0.2%
708,757		Green Tree Financial Corp. 1997-1, Class A5, 6.86%, 3/15/2028	667,215
		Other--0.2%
607,369		Community Program Loan Trust 1987-A, Class A4, 4.50%, 10/1/2018	607,822
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $123,634,957)	120,072,208
		COLLATERALIZED MORTGAGE OBLIGATIONS--9.7%
		Commercial Mortgage--1.0%
1,008,921		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD5, Class A1, 5.171%, 11/15/2044	1,020,834
1,083,666		First Union Lehman Brothers Commercial Mortgage Trust 1997-C1, Class IO, 0.99%, 4/18/2029	47,439
2,500,000	1	Morgan Stanley Capital, Inc. 2007-T27, Class A2, 5.649%, 6/13/2042	2,431,339
		TOTAL	3,499,612
		Fannie Mae--0.7%
2,500,000	1	Fannie Mae, Class FB, 0.82%, 8/25/2039	2,498,438
		Federal Home Loan Mortgage Corporation--3.3%
5,379		Federal Home Loan Mortgage Corp. REMIC 141 D, 5.00%, 5/15/2021	5,590
89,401		Federal Home Loan Mortgage Corp. REMIC 1595 D, 7.00%, 10/15/2013	94,213
117,533		Federal Home Loan Mortgage Corp. REMIC 1686 PJ, 5.00%, 2/15/2024	121,019
135,084		Federal Home Loan Mortgage Corp. REMIC 2091 PG, 6.00%, 11/15/2028	142,623
138,237		Federal Home Loan Mortgage Corp. REMIC 2345 PQ, 6.50%, 8/15/2016	147,061
153,419		Federal Home Loan Mortgage Corp. REMIC 2508 EG, 4.50%, 6/15/2017	153,361
1,398,954	1	Federal Home Loan Mortgage Corp. REMIC 2571 FB, 0.638%, 2/15/2018	1,404,602
282,147		Federal Home Loan Mortgage Corp. REMIC 2632 A, 4.00%, 1/15/2018	290,786
323,515		Federal Home Loan Mortgage Corp. REMIC 2647 A, 3.25%, 4/15/2032	322,744
295,694		Federal Home Loan Mortgage Corp. REMIC 2694 BA, 4.00%, 6/15/2031	297,867
90,124		Federal Home Loan Mortgage Corp. REMIC 2695 DB, 4.00%, 9/15/2015	91,441
371,062		Federal Home Loan Mortgage Corp. REMIC 2756 NA, 5.00%, 2/15/2024	387,057
1,237,936	1	Federal Home Loan Mortgage Corp. REMIC 3152 WF, 0.748%, 2/15/2034	1,219,409
2,967,859	1	Federal Home Loan Mortgage Corp. REMIC 3542 NF, 1.038%, 7/15/2036	2,957,389
4,000,000	1	Federal Home Loan Mortgage Corp. REMIC MS 1128 F, 1.198%, 7/15/2037	3,961,040
268,053	1	Federal Home Loan Mortgage Corp. REMIC T-51 1A, 6.50%, 9/25/2043	283,772
		TOTAL	11,879,974
		Federal National Mortgage Association--3.0%
244,508		Federal National Mortgage Association REMIC 1990-28 X, 9.00%, 3/25/2020	276,855
5,218		Federal National Mortgage Association REMIC 1991-141 PZ, 8.00%, 10/25/2021	5,729
127,853		Federal National Mortgage Association REMIC 1992-162 D, 7.00%, 9/25/2022	137,484
120,185	1	Federal National Mortgage Association REMIC 1993-113 SB, 9.748%, 7/25/2023	127,050
8,393	1	Federal National Mortgage Association REMIC 1993-179 FO, 4.00%, 10/25/2023	8,692
32,965		Federal National Mortgage Association REMIC 1993-32 H, 6.00%, 3/25/2023	34,716
127,906		Federal National Mortgage Association REMIC 1993-49 H, 7.00%, 4/25/2013	132,882
782,574		Federal National Mortgage Association REMIC 1997-81 PD, 6.35%, 12/18/2027	838,111
98,169		Federal National Mortgage Association REMIC 2002-43 B, 6.00%, 7/25/2017	104,241
462,071	1	Federal National Mortgage Association REMIC 2002-52 FG, 0.785%, 9/25/2032	462,433
275,685		Federal National Mortgage Association REMIC 2002-74 PD, 5.00%, 11/25/2015	275,333
131,229		Federal National Mortgage Association REMIC 2003-35 UC, 3.75%, 5/25/2033	131,211
168,761	1	Federal National Mortgage Association REMIC 2003-47 FP, 0.635%, 9/25/2032	168,287
232,825		Federal National Mortgage Association REMIC 2003-49 JE, 3.00%, 4/25/2033	230,445
463,674		Federal National Mortgage Association REMIC 2006-73 PJ, 6.00%, 2/25/2028	474,776
3,529,751	1	Federal National Mortgage Association REMIC 2008-69 FB, 1.285%, 6/25/2037	3,514,956
2,963,087		Federal National Mortgage Association REMIC 2009-42 FG, 1.085%, 5/25/2039	2,930,233
170,950		Federal National Mortgage Association REMIC G-41 PT, 7.50%, 10/25/2021	178,409
258,006		Federal National Mortgage Association REMIC G92-44 ZQ, 8.00%, 7/25/2022	283,716
173,225		Federal National Mortgage Association REMIC G92-54 ZQ, 7.50%, 9/25/2022	190,193
		TOTAL	10,505,752
		Non-Agency Mortgage--1.7%
869,636	1	American Home Mortgage Investment Trust 2004-3, Class 6A4, 5.01%, 10/25/2034	788,815
44,246	1	Banc of America Mortgage Securities 2003-B, Class 2A2, 4.979%, 3/25/2033	32,076
208,380	1,2	C-BASS ABS LLC (Series 1999-3), Class B1, 6.645%, 2/3/2029	56,263
128,667		CS First Boston Mortgage Securities Corp. 2003-11, Class 1A35, 5.50%, 6/25/2033	130,630
1,572,495	1	Chaseflex Trust 2006-1, Class A2A, 5.935%, 6/25/2036	1,360,807
426,845		Citicorp Mortgage Securities, Inc. 2004-5, Class 4A1, 5.25%, 8/25/2034	381,950
137,362		Countrywide Alternative Loan Trust 2003-J3, Class 2A1, 6.25%, 12/25/2033	134,585
182,587	1,2	Greenwich Capital Acceptance 1991-4, Class B1A, 5.915%, 7/1/2019	109,552
2,000,000	1	Indymac Index Mortgage Loan Trust 2007-FLX1, Class A4, 0.555%, 2/25/2037	135,962
282,418		Master Asset Securitization Trust 2003-6, Class 9A1, 4.25%, 7/25/2033	269,968
583,244	1	Residential Accredit Loans, Inc. 2004-QA4, Class NB1, 8.264%, 9/25/2034	379,883
16,602		Residential Funding Mortgage Securities I 2003-S7, Class A20, 4.00%, 5/25/2033	16,472
284,719		Ryland Mortgage Securities Corp. Four, Class E, 8.95%, 6/1/2017	303,550
31,268	2	SMFC Trust Asset-Backed Certificates, 1997-A, Class 4, 5.29%, 1/28/2027	17,197
554,804		Vendee Mortgage Trust 1994-3A, Class 1ZB, 6.50%, 9/15/2024	599,312
1,334,200	1	Washington Mutual 2006-AR15, Class 1A, 2.05%, 11/25/2046	545,917
1,363,441	1	Washington Mutual 2006-AR17, Class 1A, 2.03%, 12/25/2046	576,140
145,768	1	Wells Fargo Mortgage Backed Securities Trust 2004-I, Class 1A1, 4.975%, 7/25/2034	123,775
		TOTAL	5,962,854
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $38,573,698)	34,346,630
		CORPORATE BONDS--29.0%
		Basic Industry - Chemicals--1.0%
1,250,000		Du Pont (E.I.) de Nemours & Co., 5.00%, 1/15/2013	1,343,313
1,000,000		Praxair, Inc., Note, 4.375%, 3/31/2014	1,059,438
1,000,000		Rohm & Haas Co., 5.60%, 3/15/2013	1,015,793
		TOTAL	3,418,544
		Basic Industry - Metals & Mining--0.3%
1,000,000		BHP Finance (USA), Inc., 5.00%, 12/15/2010	1,042,732
		Capital Goods - Aerospace & Defense--1.0%
1,000,000	2,3	BAE Systems Holdings, Inc., 4.75%, 8/15/2010	1,015,521
1,250,000		General Dynamics Corp., Sr. Note, 4.50%, 8/15/2010	1,294,939
375,000		Lockheed Martin Corp., Sr. Note, 4.121%, 3/14/2013	388,935
1,000,000		Raytheon Co., Note, 4.85%, 1/15/2011	1,043,438
		TOTAL	3,742,833
		Capital Goods - Diversified Manufacturing--0.6%
2,500,000	1	General Electric Co., Floating Rate Note, 1.157%, 11/1/2012	2,299,814
		Communications - Media & Cable--0.7%
1,250,000		Comcast Corp., Company Guarantee, 5.85%, 1/15/2010	1,278,918
1,000,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 5.40%, 7/2/2012	1,070,684
		TOTAL	2,349,602
		Communications - Media Noncable--1.0%
1,500,000		News America Holdings, Inc., Sr. Deb., 9.25%, 2/1/2013	1,741,022
1,750,000	1	Reed Elsevier, Inc., Floating Rate Note, 0.959%, 6/15/2010	1,730,322
		TOTAL	3,471,344
		Communications - Telecom Wireless--0.8%
1,250,000	2,3	Verizon Wireless Capital LLC, 5.55%, 2/1/2014	1,355,877
500,000	2,3	Verizon Wireless Capital LLC, Note, 3.75%, 5/20/2011	513,932
930,000		Vodafone Group PLC, 5.35%, 2/27/2012	990,727
		TOTAL	2,860,536
		Communications - Telecom Wirelines--1.2%
1,000,000		AT&T Corp., Sr. Note, 7.30%, 11/15/2011	1,116,861
1,500,000		Rogers Communications, Inc., 5.50%, 3/15/2014	1,570,350
500,000		Telecom Italia Capital, Note, 4.875%, 10/1/2010	510,682
1,000,000		Telefonica S.A., Sr. Note, 5.855%, 2/4/2013	1,078,774
		TOTAL	4,276,667
		Consumer Cyclical - Automotive--0.9%
1,250,000		DaimlerChrysler North America Holding Corp., 6.50%, 11/15/2013	1,319,119
500,000		Johnson Controls, Inc., Sr. Note, 5.25%, 1/15/2011	510,180
1,500,000	2,3	Nissan Motor Acceptance Corp., 4.625%, 3/8/2010	1,489,642
		TOTAL	3,318,941
		Consumer Cyclical - Entertainment--0.7%
1,000,000	1	Time Warner, Inc., Floating Rate Note, 1.15%, 11/13/2009	998,802
1,000,000		Walt Disney Co., Note, 5.70%, 7/15/2011	1,080,927
500,000		Walt Disney Co., Note, 6.375%, 3/1/2012	553,965
		TOTAL	2,633,694
		Consumer Cyclical - Retailers--1.1%
1,000,000		CVS Caremark Corp., Sr. Note, 5.75%, 8/15/2011	1,066,646
1,000,000		Costco Wholesale Corp., 5.30%, 3/15/2012	1,084,976
665,000		Wal-Mart Stores, Inc., 4.25%, 4/15/2013	709,499
1,000,000		Wal-Mart Stores, Inc., Unsecd. Note, 4.125%, 2/15/2011	1,046,561
		TOTAL	3,907,682
		Consumer Non-Cyclical - Food/Beverage--2.7%
1,000,000	2,3	Bacardi Ltd., Sr. Note, 7.45%, 4/1/2014	1,089,918
1,000,000		Bottling Group LLC, Company Guarantee, 6.95%, 3/15/2014	1,173,663
1,000,000		General Mills, Inc., 5.65%, 9/10/2012	1,095,342
1,500,000		Kellogg Co., 4.25%, 3/6/2013	1,579,677
1,000,000		Kraft Foods, Inc., 5.625%, 11/1/2011	1,083,060
1,000,000		Kraft Foods, Inc., Note, 6.25%, 6/1/2012	1,097,262
1,000,000	2,3	SABMiller PLC, Note, 6.20%, 7/1/2011	1,049,525
1,250,000		The Coca-Cola Co., Sr. Unsecd. Note, 3.625%, 3/15/2014	1,280,950
		TOTAL	9,449,397
		Consumer Non-Cyclical - Health Care--0.2%
725,000		Covidien International Finance SA, 5.45%, 10/15/2012	775,080
		Consumer Non-Cyclical - Pharmaceuticals--0.8%
1,500,000		Eli Lilly & Co., 4.20%, 3/6/2014	1,596,689
1,250,000		Pfizer, Inc., Sr. Unsecd. Note, 4.45%, 3/15/2012	1,329,325
		TOTAL	2,926,014
		Consumer Non-Cyclical - Products--0.7%
1,250,000		Philips Electronics NV, 4.625%, 3/11/2013	1,280,365
1,000,000		Procter & Gamble Co., 4.60%, 1/15/2014	1,072,785
		TOTAL	2,353,150
		Consumer Non-Cyclical - Supermarkets--0.3%
1,170,000		Kroger Co., 5.00%, 4/15/2013	1,215,421
		Consumer Non-Cyclical -Tobacco--0.4%
1,250,000		Altria Group, Inc., Company Guarantee, 7.75%, 2/6/2014	1,422,363
		Energy - Independent--0.4%
1,250,000		Devon Financing Corp., 6.875%, 9/30/2011	1,368,030
120,000	2,3	Ras Laffan Liquified Natural Gas, 3.437%, 9/15/2009	119,822
		TOTAL	1,487,852
		Energy - Integrated--0.2%
666,750	2,3	Qatar Petroleum, 5.579%, 5/30/2011	683,189
		Energy - Oil Field Services--0.4%
1,250,000		ConocoPhillips, Mtg. Note, 4.75%, 2/1/2014	1,344,219
		Energy - Refining--0.5%
1,500,000		Valero Energy Corp., 6.875%, 4/15/2012	1,625,139
		Financial Institution - Banking--3.9%
1,750,000		Bank of America Corp., 4.25%, 10/1/2010	1,772,477
1,000,000	1,2,3	Barclays Bank PLC, 7.375%, 6/15/2049	705,667
300,000		Citigroup, Inc., 4.625%, 8/3/2010	304,389
1,000,000		Citigroup, Inc., 5.50%, 4/11/2013	990,329
1,000,000		Goldman Sachs Group, Inc., 5.30%, 2/14/2012	1,061,632
1,000,000		Household Finance Corp., 7.00%, 5/15/2012	1,073,697
1,000,000		JPMorgan Chase & Co., Sub. Note, 6.75%, 2/1/2011	1,063,813
1,250,000		Morgan Stanley, Note, 4.00%, 1/15/2010	1,267,002
1,000,000		Northern Trust Corp., 4.625%, 5/1/2014	1,057,803
1,250,000		PNC Funding Corp., Sr. Note, 5.125%, 12/14/2010	1,292,078
1,000,000		State Street Corp., Sr. Note, 4.30%, 5/30/2014	1,039,803
2,000,000		US Bancorp, 4.20%, 5/15/2014	2,085,492
		TOTAL	13,714,182
		Financial Institution - Finance Noncaptive--1.0%
1,250,000		American Express Credit Corp., 5.875%, 5/2/2013	1,289,156
350,000		General Electric Capital Corp., Note, 4.875%, 10/21/2010	361,661
1,250,000		General Electric Capital Corp., Note, (Series A), 5.45%, 1/15/2013	1,307,342
1,000,000	1	HSB Capital I, Company Guarantee, 1.419%, 7/15/2027	488,750
		TOTAL	3,446,909
		Financial Institution - Insurance - Health--1.0%
500,000		Aetna US Healthcare, 5.75%, 6/15/2011	524,154
1,750,000		Anthem, Inc., 6.80%, 8/1/2012	1,899,332
1,250,000		UnitedHealth Group, Inc., 4.125%, 8/15/2009	1,251,343
		TOTAL	3,674,829
		Financial Institution - Insurance - Life--0.3%
1,000,000		Prudential Financial, Inc., 5.15%, 1/15/2013	1,009,691
		Financial Institution - Insurance - P&C-0.6%
1,100,000		The Travelers Cos., Inc., Sr. Unsecd. Note, (Series MTN), 5.375%, 6/15/2012	1,152,254
1,250,000	1,2,3	ZFS Finance USA Trust I, Jr. Sub. Note, 6.15%, 12/15/2065	1,106,250
		TOTAL	2,258,504
		Financial Institution - REITs--1.0%
2,300,000		Prologis, Note, 5.25%, 11/15/2010	2,246,097
1,300,000		Simon Property Group LP, 6.75%, 5/15/2014	1,353,836
		TOTAL	3,599,933
		Technology--1.8%
1,500,000		Cisco Systems, Inc., Note, 5.25%, 2/22/2011	1,591,733
1,250,000		Dell, Inc., 4.70%, 4/15/2013	1,314,944
1,000,000		Hewlett-Packard Co., 4.25%, 2/24/2012	1,059,723
1,000,000		Hewlett-Packard Co., Note, 5.25%, 3/1/2012	1,083,830
1,250,000		Oracle Corp., 4.95%, 4/15/2013	1,348,323
		TOTAL	6,398,553
		Transportation - Services--0.3%
1,000,000		FedEx Corp., Note, 5.50%, 8/15/2009	1,001,517
		Utility - Electric--3.2%
1,066,000		Commonwealth Edison Co., 4.74%, 8/15/2010	1,077,364
2,000,000		Dominion Resources, Inc., 5.125%, 12/15/2009	2,030,478
1,000,000	2,3	Electricite De France, 5.50%, 1/26/2014	1,076,409
2,500,000		Exelon Generation Co. LLC, 6.95%, 6/15/2011	2,669,896
1,500,000	2,3	MidAmerican Energy Holdings Co., Sr. Unsecd. Note, 3.15%, 7/15/2012	1,500,064
1,250,000		National Rural Utilities Cooperative Finance Corp., Collateral Trust, 4.375%, 10/1/2010	1,290,877
1,500,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.30%, 7/15/2013	1,599,424
		TOTAL	11,244,512
		TOTAL CORPORATE BONDS (IDENTIFIED COST $100,027,329)	102,952,843
		GOVERNMENT AGENCIES--6.5%
		Federal Home Loan Mortgage Corporation--5.0%
10,000,000		Federal Home Loan Mortgage Corp., 3.875%, 6/29/2011	10,506,671
7,000,000		Federal Home Loan Mortgage Corp., Note, 4.75%, 1/18/2011	7,392,466
		TOTAL	17,899,137
		Federal National Mortgage Association--1.5%
5,000,000		Federal National Mortgage Association, 3.875%, 7/12/2013	5,305,013
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $21,964,038)	23,204,150
		MORTGAGE-BACKED SECURITIES--0.3%
		Federal Home Loan Mortgage Corporation--0.1%
36,163		Federal Home Loan Mortgage Corp., Pool A01858, 8.50%, 7/1/2021	39,693
54,096		Federal Home Loan Mortgage Corp., Pool C90493, 6.50%, 11/1/2021	58,162
219,327		Federal Home Loan Mortgage Corp., Pool E01538, 5.00%, 12/1/2018	230,992
2,581		Federal Home Loan Mortgage Corp., Pool E65440, 7.50%, 11/1/2010	2,655
18,547		Federal Home Loan Mortgage Corp., Pool E99748, 8.00%, 11/1/2015	19,535
38,665		Federal Home Loan Mortgage Corp., Pool G30067, 7.50%, 3/1/2017	41,970
		TOTAL	393,007
		Federal National Mortgage Association--0.1%
226,849		Federal National Mortgage Association, Pool 254863, 4.00%, 8/1/2013	232,819
22,917		Federal National Mortgage Association, Pool 512255, 7.50%, 9/1/2014	24,640
41,085		Federal National Mortgage Association, Pool 609554, 7.50%, 10/1/2016	44,511
159,437		Federal National Mortgage Association, Pool 728568, 6.50%, 10/1/2033	171,976
		TOTAL	473,946
		Government National Mortgage Association--0.1%
70,255		Government National Mortgage Association, Pool 354754, 7.50%, 2/15/2024	76,966
16,444		Government National Mortgage Association, Pool 423843, 8.50%, 8/15/2026	18,494
51,234		Government National Mortgage Association, Pool 780360, 11.00%, 9/15/2015	51,663
		TOTAL	147,123
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $988,192)	1,014,076
		U.S. TREASURY--1.4%
5,000,000		United States Treasury Note, 3.125%, 9/30/2013 (IDENTIFIED COST $5,078,183)	5,192,969
		MUTUAL FUNDS--16.5%5
1,276,548		Federated Mortgage Core Portfolio	12,803,774
1,740,228		High Yield Bond Portfolio	10,093,325
35,938,254	6	Prime Value Obligations Fund, Institutional Shares, 0.51%	35,938,254
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $57,350,539)	58,835,353
		TOTAL INVESTMENTS---99.7% (IDENTIFIED COST $356,359,816)7	354,449,345
		OTHER ASSETS AND LIABILITIES---NET—0.3%8	967,732
		TOTAL NET ASSETS---100%	$355,417,077

At July 31, 2009, the Fund had outstanding foreign exchange contracts as follows:
Settlement Date	Foreign Currency Units to Receive	In Exchange For	Unrealized Depreciation
Contracts Sold:
4/12/2010	118,035 Euros	$ 166,441	$ (1,875)
4/11/2011	2,211,846 Euros	$ 3,121,799	$(43,062)
TOTAL UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS $(44,937)

Unrealized Depreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities – Net”.

1	Denotes variable rate and floating rate obligations for which the current rate is shown.
2
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales.  At July 31, 2009, these restricted securities amounted to $20,921,539, which represented 5.9% of total net assets.

3
Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At July 31, 2009, these liquid restricted securities amounted to $19,620,000, which represented 5.5% of total net assets.

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held at July 31, 2009, is as follows:
	Security	Acquisition Date	Acquisition Cost	Market Value
	125 Home Loan Owner Trust 1998-1A, Class M2, 8.25%, 2/15/2029	7/30/1998	$ 55,218	$ 35,908
	C-BASS ABS LLC (Series 1999-3), Class B1, 6.645%, 2/3/2029	7/9/1999	$ 170,580	$ 56,263
	Green Tree Recreational Equipment & Consumer Trust (Series 2008-REC1), Class A1, 9.50%, 3/25/2025	12/8/2008	$ 994,988	$1,050,265
	Greenwich Capital Acceptance 1991-4, Class B1A, 5.915%, 7/1/2019	1/7/1993	$ 183,786	$ 109,552
	NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	2/23/1999	$ 326,662	$ 31,594
	SMFC Trust Asset-Backed Certificates, 1997-A, Class 4, 5.29%, 1/28/2027	2/4/1998 –2/5/1998	$ 65,904	$ 17,197
	Washington Mutual Asset-Backed Certificates NIM Notes 2007-WM1, Class N1, 6.75%, 1/25/2047	1/26/2007	$1,516,099	$ 760
4	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
5	Affiliated companies.
6	7-Day net yield.
7
At July 31, 2009, the cost of investments for federal tax purposes was $356,359,816. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from outstanding foreign exchange contracts was $1,910,471. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $9,438,440 and net unrealized depreciation from investments for those securities having an excess of cost over value of $11,348,911.

8	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2009.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•	Shares of other mutual funds are valued based upon their reported NAVs.

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV.  Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions.  Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation).  Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation).  The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities.  The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts.  In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs
	Level 1 – Quoted Prices and Investments in Mutual Funds	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Debt Securities
Adjustable-Rate Mortgages	$---	$8,831,116	$---	$8,831,116
Asset-Backed Securities	---	120,039,854	32,354	120,072,208
Collateralized Mortgage Obligations	---	34,346,630	---	34,346,630
Corporate Bonds	---	102,952,843	---	102,952,843
Government Agencies	---	23,204,150	---	23,204,150
Mortgage-Backed Securities	---	1,014,076	---	1,014,076
U.S. Treasury	---	5,192,969	---	5,192,969
Mutual Funds	58,835,353	---	---	58,835,353
Total Securities	58,835,353	$295,581,638	$32,354	$354,449,345
Other Financial Instruments*	$--	$(44,937)	$--	$--

*Other financial instruments include foreign exchange contracts.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of May 1, 2009	$ 32,354
Balance as of July 31, 2009	$ 32,354
The total change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2009.	$ ---

The following acronyms are used throughout this portfolio:

ARM	--Adjustable Rate Mortgage
FHLMC	--Federal Home Loan Mortgage Corporation
FNMA	--Federal National Mortgage Association
GNMA	--Government National Mortgage Association
IO	--Interest Only
MTN	--Medium Term Note
NIM	--Net Interest Margin
REITs	--Real Estate Investment Trusts
REMIC	--Real Estate Mortgage Investment Conduit

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Income Securities Trust

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	September 21, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	September 21, 2009

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	September 21, 2009